INTANGIBLE ASSETS - Disclosure of detailed information about Intangible assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 549,679
Ending balance	0	$ 549,679
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	549,679
Ending balance	0	549,679
Cost [Member] | Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	657,094	0
Additions		657,094
Ending balance	657,094	657,094
Accumulated amortization [Member] | Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(107,415)	0
Amortization	(219,029)	(107,415)
Impairment	(330,650)
Ending balance	$ (657,094)	$ (107,415)